Related parties	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Related parties
14.	Related parties

14.1	Related party transactions

The table below summarizes balances and transactions with related parties outside the group and refers mainly to:

•

assets: (i) accounts receivable for spare parts, aircraft sales and product development, under conditions agreed between the parties, considering the volumes, risks involved and corporate policies (ii) mutual loans to subsidiaries abroad with interest rates compatible with those used by the Company on acquiring resources in foreign currencies (iii) balances of financial investments; and (iv) bank deposits;

•

liabilities: (i) purchase of aircraft components and spare parts, under conditions agreed between the parties, considering the volumes, risks involved and corporate policies (ii) advances received on accountofsales contracts, according to contractual agreements; (iii) commission for sale of aircraft and spare parts (iv) financing for research and product development at market rates for this kind of financing (v) loans and financing; and (vi) mutual loan contracts with the subsidiaries abroad with interest rates equivalent to those used by the Company to acquire similar funding (vii) export financing; and

•

Amounts in the consolidated statements of income: (i) purchases and sales of aircraft, components and spare parts and development of products for the defense and security market; (ii) financial income from financial investments and mutual loans; (iii) supplementary pension plan.

14.1.1	December 31, 2018

	Current		Non-current		Financial	Operating
	Assets	Liabilities	Assets	Liabilities	Results	Results
Banco do Brasil S.A.	326.2	314.3	9.4	—	(4.2)	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	71.8	—	119.7	(8.3)	—
Caixa Econômica Federal	—	—	—	—	0.2	—
Brazilian Air Force	42.3	90.3	—	—	—	(176.2)
Marinha do Brasil	0.9	—	—	—	—	(12.6)
Embraer Prev – Sociedade de Previdência Complementar	—	0.2	—	—	—	(14.4)
Brazilian Army	—	4.3	—	—	—	—
Financiadora de Estudo e Projetos – FINEP	—	13.0	—	43.5	(2.3)	—

	369.4	493.9	9.4	163.2	(14.6)	(203.2)

14.1.2	December 31, 2017

	Current		Non-current		Financial	Operating
	Assets	Liabilities	Assets	Liabilities	Results	Results
Banco do Brasil S.A.	227.2	92.9	330.8	319.5	(0.5)	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	88.4	—	219.0	(14.7)	—
Brazilian Air Force	314.1	90.3	—	—	—	(23.7)
Marinha do Brasil	6.6	—	—	—	—	(6.2)
Caixa Econômica Federal	9.8	—	—	—	—	—
Embraer Prev - Sociedade de Previdência Complementar	—	0.2	—	—	—	(22.9)
Brazilian Army	—	11.1	—	—	—	(1.2)
Financiadora de Estudo e Projetos – FINEP	—	15.7	—	64.6	(2.9)	—

	557.7	298.6	330.8	603.1	(18.1)	(54.0)

14.1.3	December 31, 2016

	12.31.2016
	Financial Results	Operating Results
Banco do Brasil S.A.	(2.8)	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	(18.6)	—
Brazilian Air Force	—	25.6
Marinha do Brasil	—	(2.7)
Caixa Econômica Federal	28.5	—
Embraer Prev – Sociedade de Previdência Complementar	—	(23.2)
Brazilian Army	—	5.0
Financiadora de Estudo e Projetos – FINEP	(2.9)	—
Telecomunicações Brasileiras S.A. - Telebrás	—	(2.1)

	4.2	2.6

14.2	Brazilian Federal Government – relationship

Through its direct and indirect participation and ownership of a common share, denominated “golden share”, the Brazilian Federal Government is a significant shareholder. As of December 31, 2018, in addition to its “golden share”, the Brazilian Federal Government held an indirect stake of 5.37% in the Company’s capital through BNDESPAR, a wholly-owned subsidiary of the Banco Nacional do Desenvolvimento Econômico e Social – BNDES (the Brazilian Development Bank, or “BNDES”), which, in turn, is controlled by the Brazilian Federal Government.

The Brazilian government plays a key role in the Company’s business activities, including as:

•	a major customer for defense products (through the Brazilian Air Force, Army and Navy);

•	a source of research and development financing through technology development institutions such as FINEP and the BNDES;

•	an export credit agency (through the BNDES); and

•	a source of short-term and long-term financing and a provider of asset management and commercial banking services (through Banco do Brasil).

14.3	Remuneration of key management personnel:

	12.31.2018	12.31.2017
Short-term benefits (i)	10.0	10.1
Share based payment	3.3	2.4
Labor contract termination	1.0	1.1

	14.3	13.6

(i)	Includes wages, salaries, profit sharing, bonuses and indemnities.

Key Management includes members of the statutory Board of Directors and Executive Directors.